Not FDIC Insured May Lose Value No Bank Guarantee
38916-Q1PH

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Schedules of Investments
(unaudited)
Putnam Global Income Trust 2
Notes to Schedule of Investments 31

Putnam Global Income Trust
Schedule of Investments (unaudited), January 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.5%
Capital Markets 2.5%
a
Franklin Ultra Short Bond ETF .......................... United States 217,238 $ 5,451,588
Total Management Investment Companies (Cost $5,401,724) ...................
5,451,588
Principal
Amount
*
Corporate Bonds 32.0%
Aerospace & Defense 1.1%
b
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 685,000 708,872
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 24,000 22,792
Senior Bond, 6.125%, 2/15/33 ........................ United States 36,000 38,913
Senior Bond, 3.6%, 5/01/34 .......................... United States 97,000 88,329
Senior Bond, 3.25%, 2/01/35 ......................... United States 45,000 39,405
Senior Bond, 3.5%, 3/01/39 .......................... United States 85,000 69,744
Senior Bond, 6.875%, 3/15/39 ........................ United States 110,000 124,285
Senior Bond, 3.375%, 6/15/46 ........................ United States 62,000 44,083
Senior Bond, 3.9%, 5/01/49 .......................... United States 188,000 140,594
Senior Bond, 6.858%, 5/01/54 ........................ United States 139,000 156,845
Senior Bond, 3.95%, 8/01/59 ......................... United States 165,000 116,958
Senior Note, 2.196%, 2/04/26 ........................ United States 387,000 386,934
Senior Note, 2.7%, 2/01/27 .......................... United States 152,000 150,209
Senior Note, 6.259%, 5/01/27 ........................ United States 3,000 3,078
Senior Note, 6.298%, 5/01/29 ........................ United States 5,000 5,312
Howmet Aerospace, Inc. ,
Senior Bond, 5.95%, 2/01/37 ......................... United States 287,000 310,975
Senior Note, 3%, 1/15/29 ........................... United States 174,000 169,288
2,576,616
Automobiles 0.4%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 50,000 53,449
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 200,000 212,171
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 497,000 512,365
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 85,000 88,171
866,156
Banks 4.9%
Banco Santander SA , Senior Non-Preferred Bond , 4.379% ,
4/12/28 ......................................... Spain 200,000 201,238
Bank of America Corp. ,
Senior Bond, 5.511% to 1/23/35, FRN thereafter, 1/24/36 ... United States 98,000 101,768
Senior Note, 4.948% to 7/21/27, FRN thereafter, 7/22/28 .... United States 368,000 373,147
Senior Note, 5.162% to 1/23/30, FRN thereafter, 1/24/31 .... United States 97,000 100,051
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 210,000 213,351
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 597,000 560,612
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 340,000 356,407
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 200,000 199,591
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 250,000 258,163
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 400,000 399,917
b
BPCE SA , Senior Non-Preferred Bond , 144A, 3.5% , 10/23/27 .. France 250,000 247,605
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 295,000 298,172

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
CaixaBank SA, (continued)
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 200,000 $ 207,908
Citigroup, Inc. ,
c
Junior Sub. Bond, 6.625% to 2/14/31, FRN thereafter,
Perpetual ....................................... United States 190,000 193,539
c
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 416,000 425,254
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 485,000 485,548
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 60,000 63,550
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 400,000 420,803
Fifth Third Bancorp , Senior Note , 4.895% to 9/05/29, FRN
thereafter , 9/06/30 ................................. United States 225,000 228,951
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 276,000 285,718
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 275,000 278,393
JPMorgan Chase & Co. ,
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 133,000 138,377
Senior Note, 1.04% to 2/03/26, FRN thereafter, 2/04/27 ..... United States 990,000 989,841
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 1,080,000 1,096,919
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 337,000 347,783
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 121,000 127,719
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 95,000 97,635
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 535,000 550,831
NatWest Group plc , Senior Note , 1.642% to 6/13/26, FRN
thereafter , 6/14/27 ................................. United Kingdom 301,000 298,458
PNC Financial Services Group, Inc. (The) , Senior Bond , 5.373%
to 7/20/35, FRN thereafter , 7/21/36 ..................... United States 65,000 66,577
d
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 250,000 251,650
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 180,000 188,585
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 294,000 257,457
Wells Fargo & Co. ,
c
BB, Junior Sub. Bond, 3.9% to 3/14/26, FRN thereafter,
Perpetual ....................................... United States 120,000 119,928
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 220,000 227,664
Sub. Bond, 4.3%, 7/22/27 ........................... United States 200,000 201,022
10,860,132
Biotechnology 0.1%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 63,000 64,602
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 93,000 91,604
Senior Note, 5.25%, 3/02/30 ......................... United States 185,000 191,997
348,203
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 95,000 96,786
Capital Markets 1.7%
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 169,000 166,467

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) ,
c
U, Junior Sub. Bond, 3.65% to 8/09/26, FRN thereafter,
Perpetual ....................................... United States 57,000 $ 56,713
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 85,000 84,668
Sub. Bond, 5.95%, 1/15/27 .......................... United States 172,000 175,175
Intercontinental Exchange, Inc. , Senior Note , 4.35% , 6/15/29 ...
United States 200,000 202,091
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 300,000 300,870
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 128,000 136,194
Senior Note, 5.2%, 3/15/30 .......................... United States 218,000 223,042
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 130,000 129,546
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 733,000 747,935
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 267,000 271,936
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 285,000 293,472
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 130,000 129,943
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 30,000 31,389
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 451,000 431,369
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 30,000 31,368
b
UBS Group AG , Senior Note , 144A, 1.305% to 2/01/26, FRN
thereafter , 2/02/27 ................................. Switzerland 379,000 379,000
3,791,178
Chemicals 0.1%
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 315,000 252,883
Commercial Services & Supplies 0.5%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 378,000 390,552
Waste Connections, Inc. , Senior Bond , 5% , 3/01/34 ..........
United States 463,000 471,279
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 147,000 150,891
1,012,722
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 52,000 47,211
Senior Note, 4.85%, 8/15/30 ......................... United States 59,000 60,220
Senior Note, 5.2%, 8/15/32 .......................... United States 200,000 206,456
313,887
Consumer Finance 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 660,000 610,794
Senior Note, 4.125%, 2/28/29 ........................ Ireland 150,000 149,511
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 162,000 183,746
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 311,000 314,653
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 270,000 280,635
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 295,000 296,865
Capital One Financial Corp. ,
Senior Note, 1.878% to 11/01/26, FRN thereafter, 11/02/27 .. United States 104,000 102,251
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 165,000 163,955
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 202,857

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 105,000 $ 106,678
Senior Note, 4.2%, 10/27/28 ......................... United States 70,000 70,194
Senior Note, 5.8%, 1/07/29 .......................... United States 175,000 182,516
Senior Note, 4.9%, 10/06/29 ......................... United States 66,000 67,078
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 159,000 161,148
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 180,000 192,706
3,085,587
Consumer Staples Distribution & Retail 0.3%
b
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 54,000 47,449
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 483,000 457,312
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 256,000 254,314
759,075
Containers & Packaging 0.3%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 130,000 130,854
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 292,000 285,778
Senior Secured Note, 5.5%, 4/15/28 ................... United States 25,000 25,777
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 155,000 176,215
618,624
Diversified REITs 0.6%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 6.75% ,
12/01/33 ........................................ United States 193,000 209,254
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 257,000 265,258
Senior Note, 4.75%, 2/15/28 ......................... United States 165,000 166,703
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 62,000 61,659
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 510,000 501,596
1,204,470
Diversified Telecommunication Services 0.7%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 9,000 7,659
e
Senior Bond, 5.125%, 4/30/36 ........................ United States 110,000 109,591
Senior Note, 4.1%, 2/15/28 .......................... United States 95,000 95,255
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 490,000 505,514
Comcast Corp. , Senior Bond , 2.35% , 1/15/27 ..............
United States 368,000 363,162
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 217,000 232,853
Verizon Communications, Inc. ,
Senior Bond, 5.875%, 11/30/55 ....................... United States 80,000 79,027
Senior Note, 4.75%, 1/15/33 ......................... United States 175,000 175,101
1,568,162
Electric Utilities 2.8%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 285,000 285,118

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
American Electric Power Co., Inc., (continued)
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 95,000 $ 94,371
Senior Bond, 5.625%, 3/01/33 ........................ United States 98,000 102,636
DTE Electric Co. , Senior Bond , 5.25% , 5/15/35 .............
United States 165,000 169,176
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 368,000 363,918
Senior Bond, 5.8%, 6/15/54 .......................... United States 63,000 62,357
Senior Note, 4.85%, 1/05/29 ......................... United States 26,000 26,561
b
Enel Finance International NV ,
Senior Bond, 144A, 7.5%, 10/14/32 .................... Italy 410,000 471,603
Senior Note, 144A, 4.375%, 9/30/30 ................... Italy 235,000 234,534
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 49,000 50,308
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 126,000 131,516
Senior Note, 5.15%, 3/15/29 ......................... United States 383,000 394,203
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 155,000 155,958
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 121,000 123,573
Senior Bond, 5.25%, 3/15/34 ......................... United States 275,000 283,656
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 315,000 309,022
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 3.55%, 5/01/27 ......................... United States 368,000 366,321
Senior Bond, 5.9%, 3/15/55 .......................... United States 40,000 40,265
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 180,000 183,013
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 117,000 123,172
Senior Bond, 4.95%, 7/01/50 ......................... United States 90,000 76,371
Senior Bond, 6.75%, 1/15/53 ......................... United States 170,000 181,283
Senior Note, 5.55%, 5/15/29 ......................... United States 324,000 334,779
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 167,000 175,557
Senior Note, 5.5%, 3/15/29 .......................... United States 26,000 27,011
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................... United States 100,000 101,441
C, Senior Bond, 4.9%, 9/15/35 ....................... United States 230,000 228,708
b
Vistra Operations Co. LLC ,
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 184,000 183,133
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 368,000 386,245
Senior Secured Bond, 144A, 5.25%, 10/15/35 ............ United States 85,000 84,211
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 224,000 223,333
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 190,000 196,420
6,169,773
Electrical Equipment 0.2%
b
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 475,000 468,077
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 240,000 237,317
Entertainment 0.3%
b
Netflix, Inc. ,
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 435,000 EUR 534,408

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
b
Netflix, Inc., (continued)
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 20,000 $ 20,849
555,257
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 149,000 147,522
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 380,000 391,858
539,380
Food Products 1.0%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
Senior Note, 3%, 2/02/29 ........................... United States 192,000 185,901
Senior Note, 6.75%, 3/15/34 ......................... United States 214,000 236,067
JBS NV/JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings , Senior Note , 5.95% , 4/20/35 ............... United States 45,000 47,333
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 32,000 28,248
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 47,000 53,938
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 65,000 72,744
Senior Bond, 4.625%, 10/01/39 ....................... United States 65,000 58,736
Senior Bond, 5%, 6/04/42 ........................... United States 260,000 237,288
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 125,000 126,161
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 240,000 239,371
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 65,000 65,274
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 575,000 582,760
Senior Note, 144A, 5%, 3/01/32 ...................... United States 35,000 35,976
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 205,000 209,963
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 85,000 78,626
2,258,386
Ground Transportation 0.7%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 4.375% , 8/15/27 .... United Kingdom 435,000 434,423
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 115,000 113,845
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 93,000 92,541
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 395,000 396,473
b
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 485,000 498,247
1,535,529
Health Care Equipment & Supplies 0.2%
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 190,000 195,448
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 200,000 195,701
391,149
Health Care Providers & Services 0.6%
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 125,000 130,886
Senior Bond, 1.875%, 2/28/31 ........................ United States 85,000 74,877
Senior Bond, 4.78%, 3/25/38 ......................... United States 127,000 119,257

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc. ,
Senior Bond, 5.6%, 4/01/34 .......................... United States 200,000 $ 207,814
Senior Bond, 6%, 4/01/54 ........................... United States 263,000 261,134
Senior Note, 3.625%, 3/15/32 ........................ United States 59,000 55,689
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 180,000 185,327
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 215,000 219,097
1,254,081
Hotels, Restaurants & Leisure 0.8%
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 295,000 298,596
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 298,000 307,007
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 220,000 226,220
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 687,000 680,235
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 185,000 190,796
Senior Note, 5.375%, 12/15/31 ....................... United States 120,000 123,680
1,826,534
Household Durables 0.3%
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 276,000 278,419
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 111,000 111,609
Senior Bond, 3.8%, 11/01/29 ......................... United States 425,000 419,427
809,455
Independent Power and Renewable Electricity Producers 0.6%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 207,648
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 240,000 255,623
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 99,000 106,904
Senior Bond, 6.5%, 10/01/53 ......................... United States 120,000 129,971
Senior Bond, 5.75%, 3/15/54 ......................... United States 184,000 181,635
Senior Note, 5.6%, 3/01/28 .......................... United States 342,000 352,699
Senior Note, 4.4%, 1/15/31 .......................... United States 95,000 94,804
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 65,000 63,898
A, Senior Note, 4.25%, 10/01/30 ...................... United States 35,000 34,925
1,428,107
Insurance 1.3%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 125,000 127,937
b
Athene Global Funding ,
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 385,000 363,477
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 320,000 328,628
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 222,000 225,964
Athene Holding Ltd. , Senior Bond , 6.25% , 4/01/54 ...........
United States 108,000 105,223
Brown & Brown, Inc. ,
Senior Bond, 5.55%, 6/23/35 ......................... United States 118,000 120,797
Senior Note, 4.9%, 6/23/30 .......................... United States 246,000 249,843
Senior Note, 5.25%, 6/23/32 ......................... United States 89,000 90,824
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 162,000 163,019

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 54,000 $ 54,926
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 387,000 248,371
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 110,000 122,060
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 305,000 316,236
b
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 92,000 105,371
2,622,676
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 5.55%, 8/15/64 ......................... United States 140,000 128,630
Senior Note, 3.5%, 8/15/27 .......................... United States 175,000 174,706
303,336
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............
United States 297,000 261,954
Life Sciences Tools & Services 0.1%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 150,000 150,399
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 125,000 124,460
Senior Secured Bond, 3.5%, 6/01/41 ................... United States 110,000 78,779
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................... United States 150,000 146,004
Senior Bond, 4.95%, 1/15/31 ......................... United States 110,000 105,274
Senior Note, 3.7%, 6/01/28 .......................... United States 59,000 57,511
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 448,000 515,357
1,027,385
Metals & Mining 0.4%
b
Glencore Finance Canada Ltd. , Senior Bond , 144A, 6% , 11/15/41 Australia 115,000 119,280
b
Glencore Funding LLC ,
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 396,000 414,797
Senior Note, 144A, 6.375%, 10/06/30 .................. Australia 247,000 266,438
800,515
Multi-Utilities 0.4%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 198,000 202,896
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 140,000 140,546
DTE Energy Co. , Senior Note , 4.95% , 7/01/27 ..............
United States 155,000 156,983
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 100,000 100,188
600,613
Oil, Gas & Consumable Fuels 2.6%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 190,000 175,232
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 238,000 266,698

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd., (continued)
Senior Note, 5%, 12/15/29 .......................... Canada 104,000 $ 106,867
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 137,000 126,471
Senior Note, 4.5%, 10/01/29 ......................... United States 242,000 243,021
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 95,000 100,751
b
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 310,000 321,872
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 137,000 144,798
Senior Bond, 5.65%, 10/15/54 ........................ United States 53,000 51,625
Energy Transfer LP ,
c
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 330,000 334,690
Senior Note, 5.25%, 7/01/29 ......................... United States 203,000 209,298
Senior Note, 5.2%, 4/01/30 .......................... United States 120,000 123,854
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 260,000 266,674
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 198,000 189,368
Kinder Morgan, Inc. , Senior Note , 5% , 2/01/29 .............
United States 139,000 142,669
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 265,000 266,268
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 230,000 234,109
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 200,000 167,750
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 505,000 512,877
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 84,000 84,806
b
Transcontinental Gas Pipe Line Co. LLC , Senior Bond , 144A,
5.1% , 3/15/36 .................................... United States 130,000 130,550
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 545,000 558,796
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 126,000 128,346
Senior Note, 4.9%, 8/01/30 .......................... United States 128,000 129,687
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 175,000 181,869
5,198,946
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...... United States 280,000 288,168
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 345,000 349,026
Personal Care Products 0.5%
Haleon US Capital LLC ,
Senior Note, 3.375%, 3/24/27 ........................ United States 250,000 248,458
Senior Note, 3.375%, 3/24/29 ........................ United States 310,000 303,413
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................
United States 460,000 469,773
1,021,644
Pharmaceuticals 0.8%
Merck & Co., Inc. , Senior Bond , 4.75% , 12/04/35 ............
United States 100,000 99,183
Novartis Capital Corp. , Senior Note , 4.1% , 11/05/30 .........
United States 445,000 445,127

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 5.3%, 5/19/53 .......................... United States 124,000 $ 117,688
Senior Note, 4.45%, 5/19/28 ......................... United States 102,000 103,088
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 190,000 203,558
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 191,000 195,685
Senior Bond, 5.2%, 9/25/35 .......................... United States 130,000 130,725
Senior Note, 5.15%, 9/02/29 ......................... United States 154,000 158,642
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 25,000 19,145
Zoetis, Inc. , Senior Bond , 5% , 8/17/35 ....................
United States 520,000 523,793
1,996,634
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 492,000 506,315
Semiconductors & Semiconductor Equipment 1.1%
Broadcom, Inc. ,
Senior Bond, 4.95%, 1/15/36 ......................... United States 105,000 104,937
Senior Bond, 5.7%, 1/15/56 .......................... United States 15,000 15,126
b
Senior Bond, 144A, 4.926%, 5/15/37 ................... United States 364,000 358,647
Senior Note, 3.459%, 9/15/26 ........................ United States 600,000 598,858
b
Foundry JV Holdco LLC ,
Senior Secured Bond, 144A, 6.4%, 1/25/38 .............. United States 200,000 214,359
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 355,000 378,257
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 200,000 209,946
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 380,000 368,628
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 75,000 75,977
2,324,735
Software 0.3%
Oracle Corp. ,
Senior Bond, 3.65%, 3/25/41 ......................... United States 77,000 56,233
Senior Note, 4.45%, 9/26/30 ......................... United States 130,000 126,945
Senior Note, 4.8%, 9/26/32 .......................... United States 170,000 164,647
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 250,000 253,523
Senior Bond, 5.7%, 4/01/55 .......................... United States 20,000 19,744
621,092
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 446,000 443,054
Senior Bond, 3.8%, 8/15/29 .......................... United States 200,000 197,271
Senior Bond, 2.9%, 1/15/30 .......................... United States 217,000 206,202
Senior Note, 4.7%, 12/15/32 ......................... United States 75,000 75,089
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 172,000 170,847
Senior Bond, 3.8%, 2/15/28 .......................... United States 100,000 99,382
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 58,000 58,107
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 168,000 161,778
1,411,730

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 185,000 $ 170,635
Senior Bond, 4.1%, 1/15/52 .......................... United States 200,000 146,360
316,995
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 139,000 140,048
Senior Note, 4.85%, 10/15/31 ........................ United States 162,000 163,425
303,473
Textiles, Apparel & Luxury Goods 0.2%
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 57,000 51,956
Senior Bond, 5.5%, 3/11/35 .......................... United States 170,000 173,480
Senior Note, 5.1%, 3/11/30 .......................... United States 140,000 143,629
369,065
Tobacco 0.9%
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 143,000 131,342
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 510,000 505,546
Philip Morris International, Inc. ,
Senior Note, 4.875%, 2/13/29 ........................ United States 535,000 547,836
Senior Note, 5.125%, 2/15/30 ........................ United States 626,000 646,399
1,831,123
Trading Companies & Distributors 0.5%
Air Lease Corp. , Senior Note , 5.85% , 12/15/27 .............
United States 139,000 143,245
b
Aviation Capital Group LLC ,
Senior Note, 144A, 6.25%, 4/15/28 .................... United States 270,000 280,503
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 260,000 267,273
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 275,000 279,570
970,591
Wireless Telecommunication Services 0.9%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ........................... Canada 306,000 312,317
Senior Note, 3.8%, 3/15/32 .......................... Canada 144,000 136,491
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 160,000 167,853
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 320,000 332,071
T-Mobile USA, Inc. ,
Senior Bond, 5%, 2/15/36 ........................... United States 205,000 202,995
Senior Note, 3.75%, 4/15/27 ......................... United States 329,000 328,227
Senior Note, 2.05%, 2/15/28 ......................... United States 240,000 230,955
Senior Note, 3.375%, 4/15/29 ........................ United States 198,000 193,323
Senior Note, 3.875%, 4/15/30 ........................ United States 11,000 10,815
Senior Note, 6.7%, 12/15/33 ......................... United States 25,000 27,903
1,942,950
Total Corporate Bonds (Cost $69,242,664) ....................................
70,046,891

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 30.3%
b
Angola Government Bond , Senior Bond , 144A, 8.25% , 5/09/28 . Angola 260,000 $ 262,358
b
Australia Government Bond ,
Senior Bond, Reg S, 2.25%, 5/21/28 ................... Australia 1,640,000 AUD 1,093,638
Senior Bond, Reg S, 3.75%, 4/21/37 ................... Australia 220,000 AUD 138,518
Senior Bond, Reg S, 3%, 3/21/47 ...................... Australia 310,000 AUD 154,719
b
Austria Government Bond ,
Senior Bond, 144A, Reg S, 0.5%, 2/20/29 ............... Austria 630,000 EUR 708,400
Senior Bond, 144A, Reg S, 1.5%, 2/20/47 ............... Austria 360,000 EUR 290,276
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 206,710
b
Belgium Government Bond ,
Senior Bond, 144A, Reg S, 1%, 6/22/26 ................. Belgium 740,000 EUR 873,981
Senior Bond, 144A, Reg S, 0.1%, 6/22/30 ............... Belgium 1,500,000 EUR 1,601,715
Senior Bond, 144A, Reg S, 4.25%, 3/28/41 .............. Belgium 630,000 EUR 787,858
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 225,000 EUR 251,595
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 400,000 383,180
Senior Bond, 6%, 10/20/33 ........................... Brazil 200,000 202,620
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 88,000 86,988
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 210,000 EUR 257,093
b
Bundesrepublik Deutschland , Reg S, 2.5% , 10/11/29 ......... Germany 900,000 EUR 1,075,716
b
Bundesrepublik Deutschland Bundesanleihe , Reg S, 2.6% ,
8/15/34 ......................................... Germany 900,000 EUR 1,056,220
Chile Government Bond , Senior Note , 4.85% , 1/22/29 ........
Chile 230,000 234,658
Colombia Government Bond ,
Senior Bond, 8%, 11/14/35 ........................... Colombia 200,000 213,980
Senior Note, 4.5%, 11/26/30 .......................... Colombia 110,000 EUR 128,767
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 300,000 265,269
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 6.33% ,
1/13/35 ......................................... Chile 200,000 212,788
Denmark Government Bond ,
0.5%, 11/15/27 .................................... Denmark 1,550,000 DKK 240,682
4.5%, 11/15/39 .................................... Denmark 650,000 DKK 121,737
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 241,000 244,374
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 270,000 259,127
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 260,000 264,438
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 140,000 125,894
b
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 240,000 252,579
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 240,000 258,566
b
Finland Government Bond , Senior Bond , 144A, Reg S, 1.125% ,
4/15/34 ......................................... Finland 370,000 EUR 380,895
b
France Government Bond ,
144A, Reg S, 0.5%, 5/25/26 .......................... France 230,000 EUR 271,357
144A, Reg S, 2.75%, 10/25/27 ........................ France 1,440,000 EUR 1,723,893
144A, Reg S, 2.75%, 2/25/29 ......................... France 1,500,000 EUR 1,797,321
144A, Reg S, 0.5%, 5/25/29 .......................... France 830,000 EUR 924,595
f
144A, Reg S, 11/25/30 .............................. France 560,000 EUR 584,848
144A, Reg S, 3%, 5/25/33 ........................... France 620,000 EUR 731,000
144A, Reg S, 3%, 11/25/34 .......................... France 1,750,000 EUR 2,027,362
144A, Reg S, 4.5%, 4/25/41 .......................... France 780,000 EUR 990,918
144A, Reg S, 3.25%, 5/25/45 ......................... France 140,000 EUR 147,877

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
France Government Bond, (continued)
144A, Reg S, 4%, 4/25/55 ........................... France 480,000 EUR $ 536,465
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 200,000 214,246
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 200,000 219,075
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 260,000 265,240
b
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 260,000 261,537
b
Ireland Government Bond ,
Reg S, 1.1%, 5/15/29 ............................... Ireland 260,000 EUR 297,075
Reg S, 2%, 2/18/45 ................................ Ireland 110,000 EUR 103,172
b
Italy Buoni Poliennali del Tesoro ,
Senior Bond, 144A, Reg S, 1.65%, 3/01/32 .............. Italy 1,730,000 EUR 1,910,752
Senior Bond, 144A, Reg S, 4%, 2/01/37 ................. Italy 450,000 EUR 558,242
Senior Bond, 144A, Reg S, 3.1%, 3/01/40 ............... Italy 100,000 EUR 109,871
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 .............. Italy 500,000 EUR 651,789
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ............... Italy 280,000 EUR 202,123
Senior Bond, Reg S, 6.5%, 11/01/27 ................... Italy 1,520,000 EUR 1,935,204
Senior Note, Reg S, 2.95%, 7/01/30 .................... Italy 1,000,000 EUR 1,201,377
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 340,000 336,818
Japan Government Bond ,
0.1%, 3/20/27 .................................... Japan 600,000,000 JPY 3,836,935
2.3%, 6/20/27 .................................... Japan 205,000,000 JPY 1,346,566
2.2%, 3/20/31 .................................... Japan 845,000,000 JPY 5,601,230
0.4%, 3/20/36 .................................... Japan 435,000,000 JPY 2,340,904
2.3%, 3/20/40 .................................... Japan 310,000,000 JPY 1,900,405
0.3%, 6/20/46 .................................... Japan 171,000,000 JPY 629,158
0.8%, 3/20/47 .................................... Japan 93,000,000 JPY 377,251
2.2%, 3/20/51 .................................... Japan 212,000,000 JPY 1,067,382
2.1%, 9/20/54 .................................... Japan 90,000,000 JPY 426,584
0.5%, 3/20/60 .................................... Japan 102,000,000 JPY 273,194
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 260,000 256,381
Malaysia Government Bond , 3.582% , 7/15/32 ..............
Malaysia 2,280,000 MYR 583,426
Mexican Bonos Desarr Fixed Rate , M , 7.75% , 5/29/31 ........
Mexico 10,900,000
g
MXN 609,313
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 220,000 195,492
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 210,000 EUR 256,220
b
Netherlands Government Bond ,
144A, Reg S, 0.5%, 7/15/26 .......................... Netherlands 300,000 EUR 353,350
144A, Reg S, 0.25%, 7/15/29 ......................... Netherlands 290,000 EUR 320,822
144A, Reg S, 3.75%, 1/15/42 ......................... Netherlands 410,000 EUR 511,557
New Zealand Government Bond , 3% , 4/20/29 ..............
New Zealand 380,000 NZD 224,572
b
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 240,000 255,617
b
Norway Government Bond , Senior Bond , 144A, Reg S, 1.75% ,
2/17/27 ......................................... Norway 1,880,000 NOK 190,928
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 220,000 242,803
b
Paraguay Government Bond , Senior Bond , 144A, 3.849% ,
6/28/33 ......................................... Paraguay 490,000 461,090
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 420,000 388,647
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 145,000 144,857
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 360,000 376,223
Poland Government Bond , 5.75% , 4/25/29 ................
Poland 1,480,000 PLN 439,822
b
Portugal Obrigacoes do Tesouro , Senior Bond , 144A, Reg S,
0.3% , 10/17/31 ................................... Portugal 320,000 EUR 333,762

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 270,000 $ 262,760
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 320,000 EUR 388,055
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 330,000 325,577
b
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 310,000 321,530
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 400,000 403,790
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 200,000 205,291
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 250,000 251,581
b
Spain Bonos Y Obligaciones del Estado ,
144A, Reg S, 5.15%, 10/31/28 ........................ Spain 800,000 EUR 1,020,650
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 .............. Spain 850,000 EUR 1,007,437
Senior Bond, 144A, Reg S, 3.55%, 10/31/33 ............. Spain 1,010,000 EUR 1,243,101
Senior Bond, 144A, Reg S, 5.15%, 10/31/44 ............. Spain 410,000 EUR 573,109
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 .............. Spain 210,000 EUR 214,764
Senior Bond, 144A, Reg S, 1%, 10/31/50 ................ Spain 50,000 EUR 31,806
b
Sweden Government Bond ,
Reg S, 1%, 11/12/26 ............................... Sweden 6,950,000 SEK 774,484
Reg S, 3.5%, 3/30/39 ............................... Sweden 660,000 SEK 78,499
b
Switzerland Government Bond ,
Reg S, 4%, 4/08/28 ................................ Switzerland 540,000 CHF 761,816
Reg S, 1.5%, 4/30/42 ............................... Switzerland 290,000 CHF 441,334
Thailand Government Bond ,
Senior Bond, 2%, 12/17/31 ........................... Thailand 15,700,000 THB 512,939
Senior Bond, 2.41%, 3/17/35 ......................... Thailand 15,500,000 THB 512,709
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 590,000 591,145
b
United Kingdom Gilt ,
Reg S, 6%, 12/07/28 ............................... United Kingdom 420,000 GBP 610,607
Reg S, 3.5%, 7/22/68 ............................... United Kingdom 610,000 GBP 593,300
h
Uruguay Government Bond , Senior Bond , PIK, 7.875% , 1/15/33 Uruguay 370,000 438,654
b
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 240,000 258,517
Total Foreign Government and Agency Securities (Cost $71,363,296) ............
66,405,442
Asset-Backed Securities 6.0%
Capital Markets 0.2%
b,i
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.122% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 512,000 513,792
Financial Services 5.8%
b,i
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.019% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 350,000 351,241
b,i
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.11% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 250,000 250,875
b,i
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.188% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 250,000 251,099
b,i
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.819% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,250
b,i
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 4.852% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 260,000 260,365
b,i
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.808% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 299,453 299,843
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 92,796 94,652
b,i
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.068% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 250,000 251,017

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,i
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.298% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 150,000 $ 150,692
i
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.267% ,
( 1-month SOFR + 0.594% ), 6/25/36 . ................... United States 86,540 83,974
b,i
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 400,000 400,409
b,i
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.119% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 175,000 175,225
b,i
CIFC Funding Ltd. ,
2021-4A, AR, 144A, FRN, 5.031%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 250,000 250,904
2021-7A, AR, 144A, FRN, 4.761%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 909,000 910,498
b
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 580,000 578,182
b,i
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.148% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 251,137
b,i
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 4.588%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 507 507
2021-13A, A1R, 144A, FRN, 4.732%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 250,000 250,244
b,i
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.188% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 300,000 301,270
b,i
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.05% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 250,915
b,i
Elmwood CLO I Ltd. ,
e
2019-1A, A1R3, 144A, FRN, Zero Cpn., (3-month SOFR +
1.12%), 4/20/37 ................................... United States 225,000 225,056
2019-1A, A1RR, 144A, FRN, 5.188%, (3-month SOFR +
1.52%), 4/20/37 ................................... United States 225,000 225,158
b,i
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.048% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,883
b
FIGRE Trust ,
2025-FL1, A1, 144A, 5.265%, 7/25/55 .................. United States 126,904 127,741
2025-FL2, A1, 144A, 5.053%, 11/25/55 ................. United States 147,075 147,705
b,i
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.168% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 250,000 251,061
j
GSAA Home Equity Trust , 2006-15 , AF3A , FRN , 5.882% , 9/25/36 . United States 821,553 263,711
b,i
J.P. Morgan Mortgage Trust , 2023-HE2 , A1 , 144A, FRN , 5.402% ,
( 30-day SOFR Average + 1.7% ), 3/20/54 . ................ United States 180,284 181,083
b,e,i
Madison Park Funding L Ltd. , 2021-50A , AR , 144A, FRN , Zero
Cpn., ( 3-month SOFR + 0.97% ), 4/19/34 . ................ United States 500,000 500,125
b,i
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.069% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 300,000 301,080
b,i
Neuberger Berman Loan Advisers CLO 25 Ltd. , 2017-25A , AR2 ,
144A, FRN , 5.068% , ( 3-month SOFR + 1.4% ), 7/18/38 . ..... United States 250,000 250,997
b,i
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 4.848% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 380,000 380,452
i
NovaStar Mortgage Funding Trust , 2006-5 , A2C , FRN , 4.127% ,
( 1-month SOFR + 0.454% ), 11/25/36 . ................... United States 942,049 286,473
b,i
Oaktree CLO Ltd. ,
2019-4A, ARR, 144A, FRN, 5.178%, (3-month SOFR + 1.51%),
7/20/37 ......................................... United States 250,000 251,103
2021-1A, A1R, 144A, FRN, 5.022%, (3-month SOFR + 1.35%),
1/15/38 ......................................... United States 250,000 251,187
b,i
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.128% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 427,000 428,130

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 239,648 $ 240,110
b,i
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.25% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 211,432 212,063
i
Renaissance Home Equity Loan Trust , 2003-4 , A1 , FRN , 4.827% ,
( 1-month SOFR + 1.154% ), 3/25/34 . ................... United States 109,953 101,077
b,i
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.062% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,879
b,i
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.572% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 241,821 241,942
b,i
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.047% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 94,998 95,415
b,i
Trinitas CLO XVI Ltd. , 2021-16A , A1R , 144A, FRN , 4.798% ,
( 3-month SOFR + 1.13% ), 7/20/34 . .................... United States 540,000 540,735
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 132,000 132,329
b,i
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.194% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 62,280 62,407
i
WaMu Asset-Backed Certificates Trust , 2006-HE2 , A3 , FRN ,
4.087% , ( 1-month SOFR + 0.414% ), 5/25/36 . ............. United States 425,295 337,461
b,i
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.132% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 400,000 401,568
12,551,230
a a a a a a
Total Asset-Backed Securities (Cost $13,416,239) .............................
13,065,022
Commercial Mortgage-Backed Securities 4.1%
Financial Services 4.1%
b,i
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 4.952% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 155,885 156,022
j,k
BANK ,
2019-BN20, XA, IO, FRN, 0.806%, 9/15/62 .............. United States 8,748,360 218,471
2020-BN30, XA, IO, FRN, 1.249%, 12/15/53 ............. United States 6,799,576 314,874
Barclays Commercial Mortgage Trust , 2019-C3 , B , 4.096% ,
5/15/52 ......................................... United States 246,000 232,763
j,k
BBCMS Mortgage Trust , 2020-C8 , XA , IO, FRN , 1.803% ,
10/15/53 ........................................ United States 4,436,822 259,146
b
BX Trust ,
j
2025-ARIA, C, 144A, FRN, 5.517%, 12/13/42 ............. United States 436,000 443,608
i
2025-VOLT, A, 144A, FRN, 5.38%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 120,000 120,766
j
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 323,000 310,085
j
CFCRE Commercial Mortgage Trust ,
b
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 230,000 218,795
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 210,000 203,894
j
Citigroup Commercial Mortgage Trust , 2016-P6 , A5 , FRN , 3.72% ,
12/10/49 ........................................ United States 238,000 234,339
j
COMM Mortgage Trust ,
b
2013-CR13, D, 144A, FRN, 5.102%, 11/10/46 ............ United States 280,000 152,597
2014-CR14, C, FRN, 3.62%, 2/10/47 ................... United States 52,000 50,355
2014-CR17, C, FRN, 4.866%, 5/10/47 .................. United States 459,000 437,145
2014-UBS6, C, FRN, 4.461%, 12/10/47 ................. United States 3,211 3,188
2015-LC19, C, FRN, 4.426%, 2/10/48 .................. United States 200,679 195,802
b,j,k
Credit Suisse Commercial Mortgage Trust ,
2006-C4, AX, IO, 144A, FRN, 1.181%, 9/15/39 ............ United States 217 1
2007-C2, AX, IO, 144A, FRN, 0.009%, 1/15/49 ............ United States 614,962 152
CSAIL Commercial Mortgage Trust ,
j
2015-C1, C, FRN, 3.778%, 4/15/50 .................... United States 371,000 339,376

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
CSAIL Commercial Mortgage Trust, (continued)
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 254,000 $ 252,466
j
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 267,000 262,909
b,j
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.382% ,
8/10/44 ......................................... United States 549,184 537,171
b,j
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2012-
LC9 , D , 144A, FRN , 3.608% , 12/15/47 .................. United States 441,000 423,829
j
JPMBB Commercial Mortgage Securities Trust ,
k
2014-C22, XA, IO, FRN, 0.404%, 9/15/47 ................ United States 453,491 10
2014-C23, B, FRN, 4.536%, 9/15/47 ................... United States 188,000 184,969
j,k
JPMCC Commercial Mortgage Securities Trust , 2019-COR5 , XA ,
IO, FRN , 1.428% , 6/13/52 ........................... United States 7,181,368 254,259
j
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10, B, FRN, 3.952%, 7/15/46 ................... United States 483,213 461,737
b
2013-C9, D, 144A, FRN, 3.794%, 5/15/46 ............... United States 274,000 253,884
2015-C22, C, FRN, 3.973%, 4/15/48 ................... United States 659,000 583,937
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 214,000 199,542
b,i
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.88% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 320,000 320,791
j,k
UBS Commercial Mortgage Trust , 2017-C7 , XA , IO, FRN ,
0.964% , 12/15/50 .................................. United States 5,161,892 76,883
Wells Fargo Commercial Mortgage Trust ,
2016-BNK1, AS, 2.814%, 8/15/49 ...................... United States 707,000 682,227
j,k
2016-LC25, XA, IO, FRN, 0.792%, 12/15/59 .............. United States 3,579,894 12,998
2017-RC1, AS, 3.844%, 1/15/60 ....................... United States 182,000 180,085
2017-RC1, C, 4.591%, 1/15/60 ........................ United States 199,000 192,870
j,k
2019-C52, XA, IO, FRN, 1.564%, 8/15/52 ................ United States 3,009,147 129,065
j
2020-C57, C, FRN, 4.023%, 8/15/53 ................... United States 167,000 152,533
j,k
WFRBS Commercial Mortgage Trust , 2013-C14 , XA , IO, FRN ,
0.342% , 6/15/46 ................................... United States 137,777 1
9,053,545
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $9,327,234) ...............
9,053,545
Mortgage-Backed Securities 30.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.9%
FHLMC Pool, 30 Year, 3.5%, 4/01/52 ..................... United States 843,187 784,029
FHLMC Pool, 30 Year, 6%, 9/01/53 ...................... United States 1,233,400 1,274,336
2,058,365
Federal National Mortgage Association (FNMA) Fixed Rate 26.8%
FNMA, 20 Year, 1.5%, 11/01/41 ......................... United States 491,226 409,685
FNMA, 30 Year, 3.5%, 11/01/51 ......................... United States 789,942 732,867
FNMA, 30 Year, 6%, 9/01/54 ........................... United States 1,042,704 1,068,313
l
Uniform Mortgage-Backed Securities, 2%, TBA, 2/25/56 ...... United States 5,000,000 4,057,528
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 2/25/56 ..... United States 5,000,000 4,244,926
l
Uniform Mortgage-Backed Securities, 3%, TBA, 2/25/56 ...... United States 2,000,000 1,772,999
l
Uniform Mortgage-Backed Securities, 3.5%, TBA, 2/25/56 ..... United States 1,000,000 925,067
l
Uniform Mortgage-Backed Securities, 4%, TBA, 2/25/56 ...... United States 3,910,000 3,739,854
l
Uniform Mortgage-Backed Securities, 5.5%, TBA, 2/25/56 ..... United States 34,000,000 34,478,270
l
Uniform Mortgage-Backed Securities, 6%, TBA, 2/25/56 ...... United States 2,000,000 2,048,271
l
Uniform Mortgage-Backed Securities, 6.5%, TBA, 2/25/56 ..... United States 5,000,000 5,178,516
58,656,296
Government National Mortgage Association (GNMA) Fixed Rate 3.2%
l
GNMA II, Single-family, 30 Year, 2.5%, 2/15/56 ............. United States 1,000,000 866,329

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA II, Single-family, 30 Year, 4%, 2/20/48 ............... United States 1,567,144 $ 1,510,903
l
GNMA II, Single-family, 30 Year, 4%, 2/15/56 ............... United States 1,000,000 945,794
l
GNMA II, Single-family, 30 Year, 5.5%, 2/15/56 ............. United States 2,000,000 2,022,158
GNMA II, Single-family, 30 Year, 6%, 11/20/53 .............. United States 1,545,776 1,615,087
6,960,271
Total Mortgage-Backed Securities (Cost $67,397,695) ..........................
67,674,932
Residential Mortgage-Backed Securities 7.3%
Financial Services 7.3%
b
A&D Mortgage Trust , 2023-NQM5 , A1 , 144A, 7.049% , 11/25/68 . United States 577,169 584,547
i
Alternative Loan Trust ,
2006-OA10, 1A1, FRN, 4.628%, (12-month average of 1-year
CMT + 0.96%), 8/25/46 ............................. United States 88,006 81,292
2006-OA10, 4A1, FRN, 4.167%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 216,869 192,736
2006-OA19, A1, FRN, 3.97%, (1-month SOFR + 0.294%),
2/20/47 ......................................... United States 121,063 99,293
2006-OA7, 1A2, FRN, 4.608%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 157,309 157,569
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 246,881 248,113
b,j
Arroyo Mortgage Trust , 2019-3 , A3 , 144A, FRN , 3.416% ,
10/25/48 ........................................ United States 44,857 43,432
i
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.387% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 48,546 46,450
b
BRAVO Residential Funding Trust , 2024-NQM2 , A1 , 144A,
6.285% , 2/25/64 ................................... United States 128,368 129,743
b,i
Chase Home Lending Mortgage Trust ,
2025-10, A11, 144A, FRN, 4.997%, (30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 93,349 93,802
2025-7, A11, 144A, FRN, 5.097%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 91,704 92,246
b,i
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.967% ,
( 1-month SOFR + 0.294% ), 11/25/47 ................... United States 137,420 125,184
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 . United States 572,819 579,775
b
Cross Mortgage Trust ,
2024-H1, A1, 144A, 6.085%, 12/25/68 .................. United States 223,758 225,928
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 214,576 217,509
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 481,326 488,428
b,i
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.347%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 42,702 42,867
2021-DNA6, M2, 144A, FRN, 5.197%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 292,172 293,243
2021-DNA7, M2, 144A, FRN, 5.497%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 889,000 896,131
2022-DNA2, M1A, 144A, FRN, 4.997%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 46,259 46,320
2022-DNA3, M1B, 144A, FRN, 6.597%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 30,000 30,699
2022-DNA5, M1A, 144A, FRN, 6.647%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 209,374 212,803
2022-DNA6, M1A, 144A, FRN, 5.847%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 6,425 6,454
2022-DNA6, M1B, 144A, FRN, 7.397%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 24,000 25,001

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,i
FHLMC STACR REMIC Trust, (continued)
2022-HQA1, M1A, 144A, FRN, 5.797%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 4,777 $ 4,789
2023-DNA1, M1A, 144A, FRN, 5.797%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 133,331 134,971
2023-HQA2, M1A, 144A, FRN, 5.697%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 23,926 23,973
2023-HQA3, A1, 144A, FRN, 5.547%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 126,194 127,260
2023-HQA3, M1, 144A, FRN, 5.547%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 53,380 53,623
2024-DNA1, A1, 144A, FRN, 5.047%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 139,849 140,563
2024-DNA2, A1, 144A, FRN, 4.947%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 108,502 108,996
2025-DNA1, A1, 144A, FRN, 4.647%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 42,265 42,339
2025-DNA3, M1, 144A, FRN, 4.797%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 276,610 277,237
i
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1M2, FRN, 10.562%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 47,774 47,991
2016-C01, 2M2, FRN, 10.762%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 25,833 25,957
2016-C02, 1M2, FRN, 9.812%, (30-day SOFR Average +
6.114%), 9/25/28 .................................. United States 6,761 6,797
2016-C03, 2M2, FRN, 9.712%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 12,047 12,124
2017-C02, 2M2C, FRN, 7.462%, (30-day SOFR Average +
3.764%), 9/25/29 .................................. United States 60,945 62,220
2017-C06, 2M2, FRN, 6.612%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 82,525 84,689
2017-C06, 2M2C, FRN, 6.612%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 47,105 47,817
2018-C02, 2M2, FRN, 6.012%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 10,812 10,967
b
2021-R03, 1M2, 144A, FRN, 5.347%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 296,000 297,939
b
2022-R01, 1M1, 144A, FRN, 4.697%, (30-day SOFR Average +
1%), 12/25/41 .................................... United States 15,276 15,277
b
2022-R02, 2M2, 144A, FRN, 6.697%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 425,075 432,289
b
2022-R03, 1M2, 144A, FRN, 7.197%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 127,000 130,607
b
2022-R04, 1M2, 144A, FRN, 6.797%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 120,000 122,823
b
2022-R09, 2M1, 144A, FRN, 6.197%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 45,552 46,059
b
2023-R01, 1M1, 144A, FRN, 6.097%, (30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 38,701 39,479
b
2023-R02, 1M1, 144A, FRN, 5.997%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 76,067 77,731
b
2023-R06, 1M1, 144A, FRN, 5.397%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 31,085 31,218
b
2023-R07, 2M1, 144A, FRN, 5.647%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 23,588 23,687
b
2024-R02, 1M1, 144A, FRN, 4.797%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 5,108 5,115

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
i
FNMA Connecticut Avenue Securities Trust, (continued)
b
2024-R03, 2M1, 144A, FRN, 4.847%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 25,567 $ 25,603
b
2024-R04, 1M1, 144A, FRN, 4.797%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 33,778 33,799
b
2024-R05, 2M1, 144A, FRN, 4.697%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 3,875 3,875
b
2024-R06, 1A1, 144A, FRN, 4.847%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 267,517 268,304
b
2025-R01, 1A1, 144A, FRN, 4.647%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 80,672 80,758
b
2025-R01, 1M1, 144A, FRN, 4.797%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 63,105 63,250
b
2025-R02, 1A1, 144A, FRN, 4.697%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 136,619 136,801
b
2025-R02, 1M1, 144A, FRN, 4.847%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 236,481 236,822
b
2025-R04, 1A1, 144A, FRN, 4.697%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 110,692 110,848
b
2025-R04, 1M1, 144A, FRN, 4.897%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 262,021 262,628
b
2025-R06, 1A1, 144A, FRN, 4.597%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 248,168 248,390
b
J.P. Morgan Mortgage Trust ,
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 511,151 517,427
i
2025-2, A11, 144A, FRN, 4.947%, (30-day SOFR Average +
1.25%), 7/25/55 ................................... United States 494,428 496,743
b
Legacy Mortgage Asset Trust , 2021-GS3 , A1 , 144A, 5.75% ,
7/25/61 ......................................... United States 194,875 195,137
b
MFA Trust ,
2023-INV2, A1, 144A, 6.775%, 10/25/58 ................. United States 756,362 763,139
2025-NQM3, A1, 144A, 5.261%, 8/25/70 ................ United States 136,399 137,562
b,j
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.096% , 8/26/47 .............................. United States 25,733 25,769
b
Morgan Stanley Residential Mortgage Loan Trust ,
i
2024-3, AF, 144A, FRN, 5.047%, (30-day SOFR Average +
1.35%), 7/25/54 ................................... United States 103,913 104,262
2024-NQM2, A1, 144A, 6.386%, 5/25/69 ................ United States 221,390 224,762
b,i
New Residential Mortgage Loan Trust , 2018-4A , A1M , 144A,
FRN , 4.687% , ( 1-month SOFR + 1.014% ), 1/25/48 ......... United States 25,090 24,818
b
OBX Trust ,
2023-NQM7, A1, 144A, 6.844%, 4/25/63 ................ United States 249,688 252,210
i
2025-J2, AF, 144A, FRN, 4.997%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 121,003 121,582
b,j
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 48,889 48,165
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 148,966 148,892
b
Saluda Grade Alternative Mortgage Trust , 2024-RTL4 , A1 , 144A,
7.5% , 2/25/30 .................................... United States 812,000 812,785
b,i
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 752,000 761,180
2025-3, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 760,000 762,594
2025-7, A, 144A, FRN, 4.573%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 750,000 751,851
i
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 4.637% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 267,259 221,905

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 418,467 $ 421,429
b,j
Vista Point Securitization Trust , 2020-2 , A2 , 144A, FRN , 1.986% ,
4/25/65 ......................................... United States 26,664 26,044
i
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR1, A1B, FRN, 4.567%, (1-month SOFR + 0.894%),
1/25/45 ......................................... United States 77,963 75,607
2005-AR13, A1C3, FRN, 4.767%, (1-month SOFR + 1.094%),
10/25/45 ........................................ United States 69,211 67,031
2005-AR2, 2A1B, FRN, 4.527%, (1-month SOFR + 0.854%),
1/25/45 ......................................... United States 72,989 73,283
2005-AR9, A1C3, FRN, 4.747%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 140,022 138,303
16,037,660
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $15,847,198) ...............
16,037,660
Agency Commercial Mortgage-Backed Securities 5.0%
Financial Services 5.0%
FHLMC ,
i
406, F30, FRN, 4.847%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 194,424 196,191
k
5077, GI, IO, 3.5%, 2/25/51 .......................... United States 2,791,800 517,207
k
5116, BI, IO, 4%, 1/25/50 ............................ United States 3,854,723 787,628
j,k
FHLMC, Multi-family Structured Pass-Through Certificates ,
K098, X1, IO, FRN, 1.135%, 8/25/29 ................... United States 2,716,077 96,492
K113, XAM, IO, FRN, 1.582%, 6/25/30 .................. United States 2,243,000 138,237
FNMA ,
i,k
2019-42, SA, IO, FRN, 2.238%, (30-day SOFR Average +
5.936%), 8/25/49 .................................. United States 2,216,713 239,167
k
2021-14, CI, IO, 4.5%, 11/25/49 ....................... United States 4,236,233 945,264
k
2022-13, CI, IO, 3%, 12/25/51 ........................ United States 3,865,586 617,237
k
2023-49, IA, IO, 3%, 8/25/46 ......................... United States 344,098 45,115
i
2024-103, FB, FRN, 4.647%, (30-day SOFR Average + 0.95%),
1/25/55 ......................................... United States 788,968 793,036
i
2024-105, FC, FRN, 4.697%, (30-day SOFR Average + 1%),
1/25/55 ......................................... United States 836,353 841,269
b,i
FNMA Multi-family Connecticut Avenue Securities Trust , 2019-01 ,
M10 , 144A, FRN , 7.062% , ( 30-day SOFR Average + 3.364% ),
10/25/49 ........................................ United States 374,731 381,284
k
GNMA ,
i
2010-171, SB, IO, FRN, 2.658%, (1-month SOFR + 6.336%),
12/16/40 ........................................ United States 274,029 31,972
2014-102, IG, IO, 3.5%, 3/16/41 ....................... United States 37,157 491
2014-76, IO, 5%, 5/20/44 ............................ United States 164,790 34,238
j
2014-H12, BI, IO, FRN, 1.559%, 5/20/64 ................ United States 647,321 24,891
j
2014-H21, AI, IO, FRN, 1.824%, 10/20/64 ............... United States 452,675 21,140
j
2015-H25, AI, IO, FRN, 1.659%, 9/20/65 ................ United States 437,709 7,702
j
2015-H26, DI, IO, FRN, 2.071%, 10/20/65 ............... United States 409,099 20,168
j
2015-H26, EI, IO, FRN, 1.718%, 10/20/65 ............... United States 477,088 17,006
2016-75, LI, IO, 6%, 1/20/40 ......................... United States 277,319 38,814
j
2016-H23, NI, IO, FRN, 2.409%, 10/20/66 ............... United States 730,398 35,326
j
2017-H02, BI, IO, FRN, 1.952%, 1/20/67 ................ United States 668,497 27,634
j
2017-H04, BI, IO, FRN, 2.349%, 2/20/67 ................ United States 745,440 30,846
j
2017-H19, MI, IO, FRN, 2.053%, 4/20/67 ................ United States 512,567 18,437
j
2020-190, IO, FRN, 1.051%, 11/16/62 .................. United States 3,517,831 268,472
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 2,707,028 428,125

Putnam Global Income Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
k
GNMA, (continued)
j
2021-17, IO, FRN, 1.053%, 1/16/61 .................... United States 2,224,177 $ 174,469
2021-182, TI, IO, 3.5%, 10/20/51 ...................... United States 2,556,639 479,399
j
2021-189, IO, FRN, 0.882%, 6/16/61 ................... United States 4,716,537 294,300
2021-214, AI, IO, 4%, 12/20/51 ....................... United States 2,883,015 582,051
2021-97, NI, IO, 2.5%, 8/20/49 ........................ United States 6,999,184 818,714
2022-160, IB, IO, 4.5%, 2/20/50 ....................... United States 4,831,954 1,010,408
2024-186, IO, 3%, 9/20/51 ........................... United States 3,170,003 482,733
2024-4, GI, IO, 5%, 2/20/53 .......................... United States 1,709,948 430,850
10,876,313
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $10,395,905) .......
10,876,313
Total Long Term Investments (Cost $262,391,955) .............................
258,611,393
a
Short Term Investments 9.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.6%
f,m
U.S. Treasury Bills, 3.54%, 7/16/26 ...................... United States 1,300,000 1,279,125
Total U.S. Government and Agency Securities (Cost $1,279,101) ................
1,279,125
Shares
Management Investment Companies 8.4%
a,n
Putnam Short Term Investment Fund, Class P, 3.863% ....... United States 18,373,964 18,373,964
Total Management Investment Companies (Cost $18,373,964) ..................
18,373,964
Total Short Term Investments (Cost $19,653,065 ) ..............................
19,653,089
a
Total Investments (Cost $282,045,020) 127.1% ................................
$278,264,482
TBA Sale Commitments (9.4)% ..............................................
(20,645,494)
Other Assets, less Liabilities (17.7)% ........................................
(38,635,262)
Net Assets 100.0% .........................................................
$218,983,726
a a a
Principal
Amount
*
o
TBA Sale Commitments (9.4)%
Mortgage-Backed Securities (9.4)%
Federal National Mortgage Association (FNMA) Fixed Rate (8.5)%
Uniform Mortgage-Backed Securities ,
4%, TBA, 2/25/56 .................................. United States (5,000,000) (4,780,984)
4.5%, TBA, 2/25/56 ................................ United States (9,000,000) (8,818,660)
5%, TBA, 2/25/56 .................................. United States (5,000,000) (4,999,794)
(18,599,438)
Government National Mortgage Association (GNMA) Fixed Rate (0.9)%
GNMA II, Single-family, 30 Year, 6%, 2/15/56 ............... United States (2,000,000) (2,046,056)
Total TBA Sale Commitments (Proceeds $(20,676,748)) ........................
$(20,645,494)

Putnam Global Income Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $92,787,121, representing 42.4% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security purchased on a delayed delivery basis.
f
The rate shown represents the yield at period end.
g
Principal amount is stated in 100 Mexican Peso Units.
h
Income may be received in additional securities and/or cash.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Security purchased on a to-be-announced (TBA) basis.
m
A portion or all of the security has been segregated as collateral for certain derivative contracts. At January 31, 2026, the value of this security pledged amounted to
$1,224,516, representing 0.6% of net assets.
n
The rate shown is the annualized seven-day effective yield at period end.
o
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At January 31, 2026, the Fund had the following futures contracts outstanding.
At January 31, 2026, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
Australia 10 Year Bonds ....................... Long 1 $ 76,008 3/16/26 $ 109
Australia 3 Year Bonds ........................ Long 1 72,964 3/16/26 5
Canada 10 Year Bonds ........................ Long 36 3,201,175 3/20/26 (36,186)
Euro-Bobl .................................. Long 5 691,118 3/06/26 (682)
Euro-Bund ................................. Long 8 1,215,410 3/06/26 (4,884)
Euro-Buxl .................................. Long 7 911,724 3/06/26 (18,077)
Euro-Schatz ................................ Long 8 1,013,759 3/06/26 (291)
Japan 10 Year Bonds ......................... Short 5 4,252,068 3/13/26 57,959
Long Gilt ................................... Long 31 3,853,753 3/27/26 3,596
U.S. Treasury 10 Year Notes .................... Long 31 3,466,672 3/20/26 (43,157)
U.S. Treasury 10 Year Ultra Notes ................ Long 8 913,250 3/20/26 (14,376)
U.S. Treasury 2 Year Notes ..................... Short 21 4,378,336 3/31/26 8,114
U.S. Treasury 5 Year Notes ..................... Long 42 4,575,047 3/31/26 (34,135)
U.S. Treasury Long Bonds ..................... Long 14 1,611,750 3/20/26 (29,005)
U.S. Treasury Ultra Bonds ...................... Long 14 1,644,125 3/20/26 (45,499)
Total Futures Contracts ...................................................................... $(156,509)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chinese Yuan ...... JPHQ Buy 6,208,400 882,063 2/13/26 $ 10,380 $ —
Chinese Yuan ...... JPHQ Sell 2,418,900 342,847 2/13/26 — (4,863)
Chinese Yuan ...... WPAC Buy 146,054,700 20,699,069 2/13/26 295,925 —
Chinese Yuan ...... WPAC Sell 73,330,700 10,392,526 2/13/26 — (148,577)
Indonesian Rupiah .. GSCO Buy 13,374,158,000 800,675 2/13/26 — (3,281)
Indonesian Rupiah .. GSCO Sell 6,815,649,400 408,035 2/13/26 1,672 —
Japanese Yen ...... BOFA Buy 31,341,400 205,047 2/13/26 — (2,363)
Japanese Yen ...... GSCO Buy 93,184,000 605,233 2/13/26 — (2,615)
Japanese Yen ...... HSBK Buy 26,565,000 173,844 2/13/26 — (2,049)
Japanese Yen ...... HSBK Sell 48,121,100 314,909 2/13/26 3,711 —
Japanese Yen ...... JPHQ Sell 640,525,000 4,191,507 2/13/26 49,251 —
Japanese Yen ...... MSCO Buy 29,592,800 193,654 2/13/26 — (2,278)
Japanese Yen ...... MSCO Sell 636,780,400 4,167,056 2/13/26 49,017 —
Japanese Yen ...... SSBT Sell 15,470,400 101,226 2/13/26 1,179 —
Japanese Yen ...... TDOM Buy 33,318,700 217,976 2/13/26 — (2,505)
Japanese Yen ...... TDOM Sell 37,300,500 244,025 2/13/26 2,804 —
Japanese Yen ...... UBSW Buy 4,651,300 30,434 2/13/26 — (354)
Singapore Dollar .... HSBK Buy 591,200 458,434 2/13/26 6,626 —
Singapore Dollar .... HSBK Sell 278,700 216,112 2/13/26 — (3,123)
South Korean Won .. GSCO Buy 419,556,300 294,407 2/13/26 — (5,118)
South Korean Won .. JPHQ Buy 2,991,339,800 2,097,934 2/13/26 — (35,373)
South Korean Won .. JPHQ Sell 1,582,624,800 1,109,952 2/13/26 18,715 —
Thai Baht ......... SSBT Sell 16,563,600 513,123 2/13/26 — (13,632)
British Pound ...... HSBK Buy 5,200,900 6,949,261 3/17/26 167,017 —

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... HSBK Sell 3,343,900 4,468,002 3/17/26 $ — $ (107,383)
Czech Koruna ...... HSBK Buy 7,216,000 350,101 3/17/26 1,482 —
Czech Koruna ...... HSBK Sell 2,795,900 135,650 3/17/26 — (574)
Danish Krone ...... MSCO Buy 562,400 88,852 3/17/26 630 —
Danish Krone ...... MSCO Sell 1,366,700 215,920 3/17/26 — (1,531)
Euro ............. BOFA Sell 73,000 85,831 3/17/26 — (871)
Euro ............. HSBK Buy 14,977,000 17,646,950 3/17/26 141,206 —
Euro ............. HSBK Sell 21,719,900 25,591,907 3/17/26 — (204,780)
Euro ............. MSCO Sell 104,200 122,738 3/17/26 — (1,020)
Euro ............. SSBT Sell 220,600 257,733 3/17/26 — (4,274)
Euro ............. UBSW Buy 1,347,900 1,587,462 3/17/26 13,436 —
Hungarian Forint .... BOFA Buy 33,688,000 102,165 3/17/26 2,222 —
Hungarian Forint .... BOFA Sell 17,449,200 52,918 3/17/26 — (1,151)
Norwegian Krone ... MSCO Sell 5,574,400 549,833 3/17/26 — (28,881)
Polish Zloty ........ MSCO Buy 147,300 40,851 3/17/26 603 —
Polish Zloty ........ MSCO Sell 911,300 252,732 3/17/26 — (3,732)
Romanian New Leu . HSBK Buy 687,600 157,732 3/17/26 1,947 —
Romanian New Leu . HSBK Sell 342,900 78,659 3/17/26 — (971)
Swedish Krona ..... MSCO Sell 6,652,900 720,289 3/17/26 — (28,185)
Swiss Franc ....... SSBT Buy 288,000 365,888 3/17/26 8,345 —
Swiss Franc ....... UBSW Buy 656,400 833,976 3/17/26 18,964 —
Swiss Franc ....... UBSW Sell 483,300 614,047 3/17/26 — (13,963)
Australian Dollar .... BOFA Buy 237,900 158,992 4/15/26 6,630 —
Australian Dollar .... BOFA Sell 639,600 427,454 4/15/26 — (17,824)
Australian Dollar .... CITI Buy 79,300 52,987 4/15/26 2,221 —
Australian Dollar .... GSCO Buy 32,700 21,848 4/15/26 917 —
Australian Dollar .... JPHQ Buy 96,900 64,745 4/15/26 2,715 —
Australian Dollar .... MSCO Buy 75,100 50,178 4/15/26 2,106 —
Australian Dollar .... MSCO Sell 301,100 201,179 4/15/26 — (8,442)
Australian Dollar .... SSBT Buy 282,400 188,687 4/15/26 7,914 —
Australian Dollar .... SSBT Sell 1,161,900 776,332 4/15/26 — (32,563)
Australian Dollar .... TDOM Buy 11,500 7,683 4/15/26 323 —
Australian Dollar .... UBSW Buy 447,100 298,704 4/15/26 12,559 —
Australian Dollar .... WPAC Buy 298,800 199,633 4/15/26 8,386 —
Australian Dollar .... WPAC Sell 197,000 131,619 4/15/26 — (5,529)
Canadian Dollar .... BOFA Buy 167,700 121,046 4/15/26 2,482 —
Canadian Dollar .... BOFA Sell 1,869,600 1,349,482 4/15/26 — (27,665)
Canadian Dollar .... BZWS Sell 304,700 219,938 4/15/26 — (4,504)
Canadian Dollar .... CITI Buy 525,000 378,906 4/15/26 7,809 —
Canadian Dollar .... CITI Sell 1,065,900 769,287 4/15/26 — (15,855)
Canadian Dollar .... HSBK Buy 5,369,500 3,875,105 4/15/26 80,070 —
Canadian Dollar .... JPHQ Buy 18,900 13,640 4/15/26 282 —
Canadian Dollar .... MSCO Sell 216,800 156,455 4/15/26 — (3,239)
Canadian Dollar .... SSBT Buy 161,700 116,694 4/15/26 2,414 —
Canadian Dollar .... SSBT Sell 508,300 366,826 4/15/26 — (7,588)
Canadian Dollar .... TDOM Buy 146,400 105,635 4/15/26 2,203 —
Canadian Dollar .... UBSW Buy 676,900 488,566 4/15/26 10,038 —
Israeli New Shekel .. BOFA Sell 225,800 71,618 4/15/26 — (1,279)
Israeli New Shekel .. SSBT Buy 605,900 192,166 4/15/26 3,444 —
Israeli New Shekel .. SSBT Sell 217,200 68,887 4/15/26 — (1,235)
Mexican Peso ...... BOFA Sell 3,509,400 195,359 4/15/26 — (4,109)
Mexican Peso ...... HSBK Buy 395,400 22,009 4/15/26 465 —
Mexican Peso ...... MSCO Sell 1,995,800 111,105 4/15/26 — (2,333)
Mexican Peso ...... TDOM Buy 2,680,100 149,184 4/15/26 3,148 —
Mexican Peso ...... UBSW Buy 1,767,000 98,361 4/15/26 2,072 —
New Zealand Dollar . BOFA Sell 199,900 114,911 4/15/26 — (5,773)
New Zealand Dollar . MSCO Sell 335,300 192,741 4/15/26 — (9,686)

franklintempleton.com
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Putnam Global Income Trust
Schedule of Investments (unaudited)
At January 31, 2026, the Fund had the following forward premium swap options contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
New Zealand Dollar . SSBT Sell 200,300 115,144 4/15/26 $ — $ (5,781)
New Zealand Dollar . UBSW Sell 37,300 21,439 4/15/26 — (1,079)
New Zealand Dollar . WPAC Sell 97,200 55,868 4/15/26 — (2,813)
Total Forward Exchange Contracts ................................................... $953,330 $(780,744)
Net unrealized appreciation (depreciation) ............................................ $172,586
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(3.788%)/1-day SOFR/Mar-36/(Purchased) BNDP 3/17/26 / 3.788% 10,489,000 $ 123,155 $ (4,387)
(3.438%)/1-day SOFR/Mar-31/(Written) BNDP 3/17/26 / 3.438% 18,084,400 (121,527) 559
3.725%/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 3.725% 2,565,500 125,453 (88,202)
(4.225%)/1-day SOFR/Nov-36/(Purchased) BOFA 11/23/26 / 4.225% 2,565,500 131,353 (96,992)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 658,500 37,897 3,191
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 658,500 37,897 (29,039)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,900 21,935 (5,333)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,900 21,935 (1,063)
(4.608%)/1-day SOFR/May-56/(Purchased) CITI 5/26/26 / 4.608% 729,800 26,492 (21,856)
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 65,400 8,191 (2,304)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 65,400 8,191 (743)
2.35%/1-day SOFR/Mar-59/(Purchased) GSCO 3/12/29 / 2.35% 2,033,100 118,530 (95,097)
(2.495%)/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 1,458,600 90,476 248,538
2.495%/6-month AUD BBR/Nov-46/
(Purchased) JPHQ 11/23/26 / 2.495% AUD 1,458,600 90,476 (87,705)
(4.13%)/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 640,500 50,183 1,125
4.13%/1-day SOFR/Dec-57/(Purchased) JPHQ 12/09/27 / 4.13% 640,500 50,183 (15,153)
(2.452%)/6-month EURIBOR/Feb-48/
(Purchased) JPHQ 1/31/28 / 2.452% EUR 1,131,300 88,330 93,811
2.452%/6-month EURIBOR/Feb-48/
(Purchased) JPHQ 1/31/28 / 2.452% EUR 1,131,300 88,330 (70,820)
1.201%/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 1.201% EUR 1,958,200 38,868 (31,590)
(4.201%)/6-month EURIBOR/Apr-39/
(Purchased) JPHQ 4/11/29 / 4.201% EUR 1,958,200 48,952 (15,033)
(1.445%)/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 261,200 9,989 37,976
1.445%/6-month AUD BBR/Mar-40/
(Purchased) JPHQ 3/27/30 / 1.445% AUD 261,200 9,989 (8,103)
4.01%/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 117,800 14,124 (5,541)
(4.01%)/1-day SOFR/Mar-52/(Purchased) MCM 3/29/32 / 4.01% 117,800 14,124 1,179
(2.952%)/6-month EURIBOR/Jun-49/
(Purchased) MSCO 6/18/29 / 2.952% EUR 1,685,000 134,324 62,825
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,008,800 36,518 (13,792)
(2%)/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 975,900 51,763 81,129
2%/6-month AUD BBR/Sep-46/(Purchased) UBSW 9/10/36 / 2% AUD 975,900 51,763 (30,726)
(2.7%)/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 1,140,000 69,163 62,004
2.7%/6-month AUD BBR/Apr-47/(Purchased) UBSW 4/01/37 / 2.7% AUD 1,140,000 69,164 (38,721)

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At January 31, 2026, the Fund had the following credit default swap contracts outstanding.
At January 31, 2026, the Fund had the following interest rate swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
Unrealized appreciation 592,337
Unrealized (depreciation) (662,200)
Total $(69,863)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BBB-.7 (3.00)% Monthly MLCO 1/17/47 16,000 $ 942 $ 1,311 $ (369)
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BBB-.7 3.00% Monthly JPHQ 1/17/47 16,000 (942) (3,756) 2,814
Investment
Grade
Total OTC Swap Contracts .............................................. $— $(2,445) $2,445
Total Credit Default Swap Contracts .................................... $— $ (2,445) $2,445
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 3.487% . Annual
Pay Floating 1-day
SOFR ............ Annual 2/09/27 31,840,000 $ 7,373 $ — $ 7,373
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 23,064,000 23,296 (21,131) 44,427

franklintempleton.com
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Putnam Global Income Trust
Schedule of Investments (unaudited)
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 2.36% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/28 4,546,000 EUR $ 11,645 $ 7,967 $ 3,678
Receive Fixed 2.6% ... Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 3/18/28 4,162,000 CAD 7,578 2,318 5,260
Receive Fixed 3.6% ... Annual
Pay Floating 1-day
SONIA ........... Annual 3/18/28 1,759,000 GBP 2,570 5,109 (2,539)
Receive Fixed 4.1% ... Quarterly
Pay Floating 3-month
AUD BBR ......... Quarterly 3/18/28 1,981,000 AUD (3,017) 2,085 (5,102)
Receive Fixed 1.65% .. Quarterly
Pay Floating 1-week
CNY-Fixing Repo Rate Quarterly 9/16/30 192,710,000 CNY 38,446 (10,945) 49,391
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.45% .... Annual 3/18/31 20,973,000 78,063 7,937 70,126
Receive Fixed 2.66% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/31 2,756,000 EUR 20,237 12,379 7,858
Receive Fixed 2.65% .. Quarterly
Pay Floating 3-month
CD_KSDA ......... Quarterly 12/17/35 3,919,000,000 KRW (197,830) 6,584 (204,414)
Receive Fixed 0.65% .. Annual
Pay Floating 1-day
SARON .......... Annual 3/18/36 482,000 CHF 5,482 (1,335) 6,817
Receive Floating 1-day
REPO_CORRA ....... Semi-Annual
Pay Fixed 3.25% .... Semi-Annual 3/18/36 4,190,000 CAD (11,087) (4,477) (6,610)
Receive Fixed 3.01% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/36 6,469,000 EUR 86,350 49,765 36,585
Receive Fixed 3.75% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/36 2,346,000 (23,342) (5,102) (18,240)
Receive Floating 3-month
AUD BBR ........... Quarterly
Pay Fixed 4.25% .... Semi-Annual 3/18/36 2,491,000 NZD 3,403 (5,820) 9,223
Receive Floating 3-month
STIBOR ............ Quarterly
Pay Fixed 3.05% .... Annual 3/18/36 11,935,000 SEK (18,005) (5,758) (12,247)
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SONIA ........... Annual 3/18/36 1,030,000 GBP (10,207) 2,732 (12,939)
Receive Floating 6-month
AUD BBR ........... Semi-Annual
Pay Fixed 4.8% ..... Semi-Annual 3/18/36 2,504,000 AUD 11,869 (2,597) 14,466

Putnam Global Income Trust
Schedule of Investments (unaudited)
franklintempleton.com
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See A bbreviations on page 34 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 6-month
NIBOR ............. Semi-Annual
Pay Fixed 4.15% .... Annual 3/18/36 25,915,000 NOK $ 12,156 $ 1,324 $ 10,832
Receive Fixed 3.31% .. Annual
Pay Floating 6-month
EURIBOR ......... Semi-Annual 3/18/56 778,000 EUR 24,468 20,169 4,299
Receive Fixed 3.5% ... Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 3/18/56 485,000 CAD (6,385) (4,052) (2,333)
Receive Fixed 4.1% ... Semi-Annual
Pay Floating 1-day
REPO_CORRA ..... Semi-Annual 3/18/56 844,000 CAD 57,344 62,771 (5,427)
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 3,692,000 (72,258) (51,831) (20,427)
Receive Fixed 4.5% ... Annual
Pay Floating 1-day
SONIA ........... Annual 3/18/56 241,000 GBP (5,494) (395) (5,099)
Receive Fixed 5% ..... Semi-Annual
Pay Floating 6-month
AUD BBR ......... Semi-Annual 3/18/56 2,239,000 AUD (13,604) 1,754 (15,358)
Total Interest Rate Swap Contracts ................................. $29,051 $ 69,451 $(40,400)
*
In U.S. dollars unless otherwise indicated.

Putnam Global Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Global Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds, and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-
the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade
in the OTC market. The Fund’s pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Global Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Global Income Trust
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $5,448,329 $— $— $— $3,259 $5,451,588 217,238 $62,938
Putnam Short Term Investment
Fund, Class P, 3.863% ...... 4,110,047 18,860,462 (4,596,545) — — 18,373,964 18,373,964 99,092
Total Affiliated Securities ... $9,558,376 $18,860,462 $(4,596,545) $— $3,259 $23,825,552 $162,030
Level 1 Level 2 Level 3 Total
Putnam Global Income Trust
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 5,451,588 $ — $ — $ 5,451,588
Corporate Bonds ........................ — 70,046,891 — 70,046,891
Foreign Government and Agency Securities .... — 66,405,442 — 66,405,442
Asset-Backed Securities ................... — 13,065,022 — 13,065,022
Commercial Mortgage-Backed Securities ...... — 9,053,545 — 9,053,545
Mortgage-Backed Securities ................ — 67,674,932 — 67,674,932
Residential Mortgage-Backed Securities ....... — 16,037,660 — 16,037,660
Agency Commercial Mortgage-Backed Securities — 10,876,313 — 10,876,313
Short Term Investments ................... 18,373,964 1,279,125 — 19,653,089
Total Investments in Securities ........... $23,825,552 $254,438,930 $— $278,264,482

Putnam Global Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Putnam Global Income Trust (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $953,330 $— $953,330
Forward Premium Swap Option Contracts ..... — 592,337 — 592,337
Futures Contracts ....................... 69,783 — — 69,783
Swap Contracts ......................... — 273,149 — 273,149
Total Other Financial Instruments ......... $69,783 $1,818,816 $— $1,888,599
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 20,645,494 $ — $ 20,645,494
Forward Exchange Contracts ............... — 780,744 — 780,744
Forward Premium Swap Option Contracts ...... — 662,200 — 662,200
Futures Contracts ........................ 226,292 — — 226,292
Swap Contracts ......................... — 311,104 — 311,104
Total Other Financial Instruments ......... $226,292 $22,399,542 $— $22,625,834
a
For detailed categories, see the accompanying Schedule of Investments.
4. Fair Value Measurements
(continued)

Putnam Global Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
CHF
Swiss Franc
CNY
Chinese Yuan
DKK
Danish Krone
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
NZD
New Zealand Dollar
PLN
Polish Zloty
SEK
Swedish Krona
THB
Thai Baht
Index
CMBX.NA.
Series number
CMBX North America Index
Selected Portfolio
BBR
Bank of England Base Rate
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SARON
Swiss Average Rate Overnight
SOFR
Secured Overnight Financing Rate
SONIA
Sterling Overnight Index Average
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................. 2.30%
1-day SARON ....................... (0.07)%
1-day SOFR ........................ 3.68%
1-day SONIA ........................ 3.72%
1-week CNY-Fixing Repo Rate .......... 1.64%
3-month AUD BBR ................... 3.84%
3-month CD_KSDA ................... 2.65%
3-month STIBOR .................... 2.02%
6-month AUD BBR ................... 4.09%
6-month EURIBOR ................... 2.16%
6-month NIBOR ..................... 4.23%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.